Contingencies and commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Outstanding letters of credit	$ 68	$ 55
Total commitments for capital expenditure	10	6
Associates [member]
Disclosure of contingent liabilities [line items]
Capital and other commitments	$ 3	$ 6